UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     RNC Capital Management LLC
Address:  11601 Wilshire Blvd., 25th Floor
          Los Angeles, CA  90025

Form 13F File Number: 28-970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name: Manuel A. Gutierrez
     -----------------------------------------
Title: SVP, Chief Financial Officer
      ----------------------------------------
Phone: (310) 477-6543
      ----------------------------------------
Signature, Place, and Date of Signing:


/s/ Manuel A. Gutierrez       Los Angeles, CA              July 15, 1999
--------------------------    ---------------              -------------
    [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total: $945,569
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                                            VOTING AUTHORITY
                                                          VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER     ------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE  SHARED  NONE
--------------               --------------    -----     --------  -------  ---  ----  -------  --------   ----  ------  ----
AFLAC INC                      COM             1055102    1,609    33,600   SH           SOLE             33,600
AT&T CORP                      COM             1957109   24,914   446,388   SH           SOLE            443,988        2,400
ABERCROMBIE & FITCH CO         CL A            2896207      710    14,800   SH           SOLE             14,800
ALZA CORPORATION               CLASS A        22615108    2,022    39,750   SH           SOLE             39,750
ALZA CORP.                     CVT 5.000%    022615AD0    1,470 1,072,000   PRN          SOLE          1,072,000
                               05-01-2006
AMER. BANKERS INS.             $3.125 Cvt     24456204      218     2,000   SH           SOLE              2,000
                               Pfd Ser B
AMERICAN GENERAL CORP          COM            26351106    1,041    13,815   SH           SOLE             13,815
AMERICAN HOME PRODUCTS CORP    COM            26609107   19,781   344,765   SH           SOLE            342,815        1,950
APPLIED MATERIALS INC          COM            38222105    2,903    39,300   SH           SOLE             39,300
AVON PRODS INC                 COM            54303102   28,326   510,372   SH           SOLE            508,122        2,250
BANK NEW YORK COMPANY          COM            64057102   30,319   826,416   SH           SOLE            822,866        3,550
BELL ATLANTIC                  COM            77853109      904    13,823   SH           SOLE             13,823
BELLSOUTH CORP                 COM            79860102   26,973   584,782   SH           SOLE            582,132        2,650
CARNIVAL CRUISE LINES          CL A          143658102   29,820   614,845   SH           SOLE            611,945        2,900
CHANCELLOR MEDIA CORP          COM           158915108    1,877    34,050   SH           SOLE             34,050
CHASE MANHATTAN CORP           COM           16161A108   32,369   374,204   SH           SOLE            372,604        1,600
CHEVRON CORP                   COM           166751107   27,650   290,863   SH           SOLE            289,713        1,150
CHIQUITA BRANDS                $2.875 CVT    170032403      733    21,250   SH           SOLE             21,250
                               PFD SER A
CISCO SYSTEMS INC.             COM           17275R102    2,437    37,900   SH           SOLE             37,900
CITIGROUP INC                  COM           172967101   30,776   647,916   SH           SOLE            644,441        3,475
CLEAR CHANNEL COMM.            CVT 2.625%    184502AB8      614   491,000   PRN          SOLE            491,000
                               04-01-2003
COMPAQ COMPUTER CORP           COM           204493100      979    41,350   SH           SOLE             41,350
CONSECO FIN TRST               $3.50 CVT     208464602      410    10,200   SH           SOLE             10,200
                               PFD SER F
CROWN CORK & SEAL              $2.250        228255303      294    10,950   SH           SOLE             10,950
                               CVT PFD
DIAL CORP                      COM           25247D101    1,487    40,000   SH           SOLE             40,000
DIAMOND OFFSHORE               CVT 3.750%    25271CAA0      234   235,000   PRN          SOLE            235,000
                               02-15-2007
DISNEY WALT CO                 COM           254687106   19,760   641,305   SH           SOLE            639,205        2,100
DOW CHEMICAL CO                COM           260543103   26,335   207,565   SH           SOLE            207,015          550
EQUITY RESIDENTIAL             $1.813 CVT    29476L859      895    37,600   SH           SOLE             37,600
                               PFD SER G
EXXON CORPORATION              COM           302290101      823    10,670   SH           SOLE             10,670
FINOVA FINANCE                 $2.75 Cvt     3.18E+211      889    12,750   SH           SOLE             12,750
                               Pfd Ser A
FIRST DATA CORP                COM           319963104   26,297   537,363   SH           SOLE            534,513        2,850
FORD MOTOR COMPANY             COM           345370100   21,422   379,565   SH           SOLE            377,465        2,100
GTE CORP                       COM           362320103   28,777   381,152   SH           SOLE            379,602        1,550
GENERAL ELECTRIC COMPANY       COM           369604103   38,890   344,161   SH           SOLE            341,536        2,625
GENERAL MOTORS                 CLASS H       370442832    1,115    19,800   SH           SOLE             19,800
GILLETTE COMPANY               COM           375766102    1,484    36,200   SH           SOLE             36,200
HARTFORD FINL SERVICES GRP INC COM           416515104   24,114   413,537   SH           SOLE            411,437        2,100
HEWLETT-PACKARD COMPANY        COM           428236103   38,275   380,850   SH           SOLE            379,325        1,525
HILTON HOTEL CORP.             Cvt. 5.000%   432848AL3      577   629,000   PRN          SOLE            629,000
                               05-15-2006
ITT INDUSTRIES INC             COM           450911102   18,037   473,089   SH           SOLE            470,639        2,450
INTEL CORPORATION              COM           458140100      363     6,100   SH           SOLE              6,100
INTERNATIONAL BUSINESS MACHINE COM           459200101   57,674   446,220   SH           SOLE            444,420        1,800
JOHNSON & JOHNSON              COM           478160104   26,700   272,451   SH           SOLE            271,126        1,325
KAUFMAN & BROAD HOME           COM           486168107      835    33,550   SH           SOLE             33,550
K - MART                       $3.875 CVT    498778208    1,840    31,450   SH           SOLE             31,450
                               PFD SER T
LILLY ELI & COMPANY            COM           532457108   11,631   162,390   SH           SOLE            161,990          400
LIVENT INC                     COM           537902108             10,000   SH           SOLE             10,000
LOEWS CORP.                    CVT 3.125%    540424AL2      702   863,000   PRN          SOLE            863,000
                               09-15-2007
LOWES CO INC                   COM           548661107    1,681    29,650   SH           SOLE             29,650
MBIA INCORPORATED              COM           55262C100    1,007    15,550   SH           SOLE             15,550
MBNA CORPORATION               COM           55262L100    1,218    39,787   SH           SOLE             39,787
MCI WORLDCOM INC               COM           55268B106    2,120    24,635   SH           SOLE             24,185          450
MAGNA INT'L INC.               CVT. 5.000%   559222AE4      287   265,000   PRN          SOLE            265,000
                               10-15-2002
MARSH & MCLENNAN COS INC       COM           571748102   27,461   362,823   SH           SOLE            361,123        1,700
MAY DEPT STORES CO             COM           577778103   17,858   436,888   SH           SOLE            434,888        2,000
MCKESSON HBOC INC              COM           58155Q103      739    22,958   SH           SOLE             22,958
MERCK & COMPANY INCORPORATED   COM           589331107      230     3,125   SH           SOLE              3,125
MICROSOFT CORP                 COM           594918104   40,070   444,304   SH           SOLE            442,104        2,200
MONSANTO COMPANY               COM           611662107    1,228    31,050   SH           SOLE             31,050
MONSANTO CO                    $2.60         611662305    1,537    38,300   SH           SOLE             38,300
                               CVT PFD
NAT'L DATA CORP.               CVT 5.000%    635621AA3    1,639 1,563,000   PRN          SOLE          1,563,000
                               11-01-2003
NUEVO ENERGY                   $2.875 CVT    670511203      575    18,700   SH           SOLE             18,700
                               PFD SER A
ORACLE CORP                    COM           68389X105   16,766   451,600   SH           SOLE            450,550        1,050
PPG INDUSTRIES                 COM           693506107   17,167   290,655   SH           SOLE            288,905        1,750
PENNZENERGY CO                 SR DEB EXCH   70931QAA7      558   546,910   PRN          SOLE            546,910
                               4.900%
                               08-15-2008
PEPSICO INCORPORATED           COM           713448108   19,108   493,904   SH           SOLE            492,304        1,600
PFIZER INC                     COM           717081103   23,368   214,385   SH           SOLE            212,985        1,400
PHYCOR INC.                    CVT 4.500%    71940FAB6      294   390,000   PRN          SOLE            390,000
                               02-15-2003
PROCTER AND GAMBLE COMPANY     COM           742718109   22,331   250,210   SH           SOLE            248,760        1,450
QWEST COMMUNICATIONS INTL      COM           749121109      618    18,700   SH           SOLE             18,700
RELIANT ENERGY INC             COM           75952J108      304    11,000   SH           SOLE             11,000
RITE AID CORP                  COM           767754104      891    36,200   SH           SOLE             36,200
RITE AID CORP                  CVT 5.250%    767754AL8    1,509 1,490,000   PRN          SOLE          1,490,000
                               09-15-2002
SCHERING PLOUGH CORP           COM           806605101   22,649   431,408   SH           SOLE            429,358        2,050
SEALED AIR CORP                $2.000 CVT    81211K209      803    12,850   SH           SOLE             12,850
                               PFD Ser A
TXI CAPITAL TRUST 1            $2.75         873119200      333     8,400   SH           SOLE              8,400
                               CVT PFD
TENET HEALTHCARE               THC6 CV       88033GAD2      351   423,000   PRN          SOLE            423,000
                               6.000%
                               12-01-2005
TEXACO INC                     COM           881694103   26,442   423,921   SH           SOLE            421,621        2,300
THERMO INSTRUMENT              CVT 4.000%    883559AE6      422   512,000   PRN          SOLE            512,000
                               01-15-2005
TYCO INTL LTD                  COM           902124106   42,592   449,515   SH           SOLE            447,565        1,950
USX CORP                       $3.25 CVT     902905819      837    17,100   SH           SOLE             17,100
                               PFD SER A
UNISYS CORP                    COM           909214108      352     9,035   SH           SOLE              9,035
VORNADO REALTY TRUST           $3.25 Cvt     929042208      505    10,000   SH           SOLE             10,000
                               Pfd Ser A
WASTE MANAGEMENT INC           CVT 4.000%    94106LAA7      228   173,000   PRN          SOLE            173,000
                               02-01-2002
WELLS FARGO & CO (NEW)         COM           949746101   27,359   639,977   SH           SOLE            637,077        2,900
WENDYS INT'L INC               $2.50 CVT     950588202    1,597    26,400   SH           SOLE             26,400
                               PFD SER A
ROYAL CARIBBEAN                $3.625        V7780T111    2,230    16,400   SH           SOLE             16,400
                               CVT PFD

TOTAL                                                  $945,569
                                                       ========